UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Promethean Asset Management, LLC
Address:       55 Fifth Avenue, Floor 17
               New York, NY 10003

Form 13F File Number: 28-10097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          E. Kurt Kim
Title:         Chief Financial Officer
Phone:         212-702-5200

Signature, Place, and Date of Signing:

/s/ E. Kurt Kim              New York, NY                     8/14/09
---------------              ------------                     --------
  [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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
                            TITLE OF                  VALUE      SHRS/     SH/  PUT/ INVESTMENT OTHER         VOTING AUTHORITY
NAME OF ISSUER              CLASS           CUSIP     (x$1000)   PRN AMT   PRN  CALL DISCRETION MANAGERS  SOLE     SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION COM             060505104    1,056     80,000  PUT          DEFINED     01    80,000
COLUMBIA SPORTSWEAR CO      COM             198516106      254      8,200  SH           DEFINED     01     8,200
DEUTSCHE TELEKOM AG         SPONSORED ADR   251566105      305      5,000  PUT          DEFINED     01     5,000
DOT HILL SYS CORP           COM             25848T109      125    158,200  SH           DEFINED     01   158,200
DSP GROUP INC               COM             23332B106      365     54,000  SH           DEFINED     01    54,000
EARTHLINK INC               NOTE 3.250%11/1 270321AA0    1,004  1,000,000  PRN          DEFINED     01                     1,000,000
EQUINIX INC                 NOTE 2.500% 4/1 29444UAF3    1,800  2,000,000  PRN          DEFINED     01                     2,000,000
GOLDMAN SACHS GROUP INC     COM             38141G104    1,180      8,000  PUT          DEFINED     01     8,000
ISHARES TR                  BARCLYS 20+ YR  464287432    6,147     65,000  PUT          DEFINED     01    65,000
ISHARES TR                  DJ US REAL EST  464287739    4,053    125,000  PUT          DEFINED     01   125,000
ISHARES TR                  RUSSELL 2000    464287655    1,532     30,000  PUT          DEFINED     01    30,000
K-SWISS INC                 CL A            482686102      129     15,200  SH           DEFINED     01    15,200
METLIFE INC                 COM             59156R108    1,576     52,500  PUT          DEFINED     01    52,500
MORGAN STANLEY              COM NEW         617446448      513     18,000  PUT          DEFINED     01    18,000
NEWMONT MINING CORP         COM             651639106      208      5,100  SH           DEFINED     01     5,100
OMNIVISION TECHNOLOGIES INC COM             682128103      795     76,500  SH           DEFINED     01    76,500
PNC FINL SVCS GROUP INC     COM             693475105    1,746     45,000  PUT          DEFINED     01    45,000
POWERSHARES QQQ TRUST       UNIT SER 1      73935A104    2,365     65,000  CALL         DEFINED     01    65,000
POWERSHARES QQQ TRUST       UNIT SER 1      73935A104    6,457    177,500  PUT          DEFINED     01   177,500
REALNETWORKS INC            COM             75605L104       75     25,000  SH           DEFINED     01    25,000
SELECT SECTOR SPDR TR       SBI INT-FINL    81369Y605      956     80,000  PUT          DEFINED     01    80,000
SILICON GRAPHICS INTL CORP  COM             82706L108      407     89,700  SH           DEFINED     01    89,700
SPDR GOLD TRUST             GOLD SHS        78463V107      337      3,700  SH           DEFINED     01     3,700
SPDR GOLD TRUST             GOLD SHS        78463V107    2,052     22,500  CALL         DEFINED     01    22,500
SPDR TR                     UNIT SER 1      78462F103    2,483     27,000  CALL         DEFINED     01    27,000
SPDR TR                     UNIT SER 1      78462F103   23,033    250,500  PUT          DEFINED     01   250,500
STAMPS COM INC              COM NEW         852857200      242     28,500  SH           DEFINED     01    28,500
SYCAMORE NETWORKS INC       COM             871206108      116     37,200  SH           DEFINED     01    37,200
WELLS FARGO & CO NEW        COM             949746101      364     15,000  PUT          DEFINED     01    15,000

                                         29             61,675



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         29
Form 13F Information Table Value Total:         61,675
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28-10099                       Promethean Investment Group, LLC




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